Schedule of related parties transactions (Details)		6 Months Ended
		Jun. 30, 2024 USD ($)		Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)		Jun. 30, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Related Party Transaction [Line Items]
Trade receivable - related parties		$ 485,472					$ 657,911	$ 4,210,862
Campaign Complete Solutions Pte Ltd [Member]
Related Party Transaction [Line Items]
Sales to related party	[1]	177		$ 240	$ 530
Trade receivable - related parties								373
Trade payable - related party		(31,693)					(42,950)	(42,950)
Advance billing - related parties		(13,516)					(18,317)	(32,815)
Weishen Industrial Services Pte Ltd [Member]
Related Party Transaction [Line Items]
Sales to related party	[2]	266,598		361,294	232,086
Trade receivable - related parties		146,093					197,985	32,621
Advance billing - related parties		(169,118)					(229,188)	(50,809)
WIS Holdings Pte Ltd [Member]
Related Party Transaction [Line Items]
Sales to related party			[3]		$ 72,578	[3]
Trade receivable - related parties		403,551					546,892	546,892
Other payable - related party		$ (286,997)					$ (388,939)	$ (388,939)

[1]	Sales comprise sales of robots of S$nil (2023: S$530) and software revenue of S$240 (2023: S$ nil).
[2]	Sales comprise sales of robots of S$79,174 (2023: S$30,942) and software revenue of S$34,944 (2023: S$201,144).
[3]	Sales comprise sales of robots of S$nil (2023: S$356) and software revenue of S$nil (2023: S$72,222).